CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 126,526	$ 65,265
Restricted cash	103	205
Short-term investments	538
Accounts receivable, net of allowance of $4.5 million and $3.3 million, respectively	112,251	141,113
Capitalized commissions, net	25,393	22,000
Prepaid expenses and other current assets	20,376	12,415
Total current assets	285,187	240,998
Property and equipment, net	15,334	21,715
Capitalized software development costs, net	108,851	124,030
Intangible assets, net	221,371	272,416
Goodwill	1,617,880	1,605,628
Operating lease right-of-use assets	28,370	38,922
Capitalized commissions, net, non-current	22,999	20,427
Deferred tax assets, non-current	2,403	2,036
Other assets, non-current, net	3,684	5,479
Total assets	2,306,079	2,331,651
Current liabilities:
Current portion of long-term debt		17,920
Accounts payable	2,675	4,078
Accrued expenses and other current liabilities	79,827	81,939
Fees payable to customers	24,982	16,872
Operating lease liabilities, current	11,290	15,910
Deferred revenue	239,843	207,622
Total current liabilities	358,617	344,341
Deferred tax liabilities, non-current	16,695	16,950
Long-term debt, net	262,302	753,953
Operating lease liabilities, non-current	30,809	40,317
Other liabilities, non-current	8,200	5,239
Total liabilities	676,623	1,160,800
Commitments and contingencies (Note 15)	0	0
Stockholders' equity:
Common stock, $0.0001 par value, 1,500,000,000 and 1,100,000 shares authorized at December 31, 2021 and 2020, respectively; 481,121,695 and 416,303,325 shares issued and outstanding as of December 31, 2021 and 2020, respectively	48	42
Additional paid-in capital	2,483,761	1,936,406
Accumulated other comprehensive loss	(2,746)	(69)
Accumulated deficit	(851,607)	(765,528)
Total stockholders' equity	1,629,456	1,170,851
Total liabilities and stockholders' equity	$ 2,306,079	$ 2,331,651